                               THE MUNDER FUNDS

                       Supplement Dated March 4, 2004 to
                      Prospectuses Dated October 31, 2003

Each Prospectus is hereby amended by deleting the text under the heading "DISTRIBUTION AND SERVICE FEES--Other Payments to Third Parties" and inserting the following text:

   In addition to paying fees under the Fund's distribution and service plan, the Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

   The Fund's advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund's advisor or distributor may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of the shares sold.

   In addition, while the Fund's distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund's distributor may on occasion pay the entire front-end sales charge to such intermediaries. For more information regarding these arrangements, please read "Additional Compensation Paid to Intermediaries" in the Statement of Additional Information.

   From time to time, the Fund's advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of
   (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                    MUNDER S&P(R) MIDCAP INDEX EQUITY FUND
                   MUNDER S&P(R) SMALLCAP INDEX EQUITY FUND
                                CLASS K SHARES

                        Supplement dated March 4, 2004
                      To Prospectus dated April 30, 2003

1. The following subsection is added to page 15 of the Prospectus following the paragraph entitled "Policies for Purchasing Shares":

   Verification of Identity

   To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

  .  Name;
  .  Date of birth (for individuals);
  . Residential or business street address (although post office boxes are still permitted for mailing); and
  . Social security number, taxpayer identification number, or other identifying number.

   You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

   Effective October 1, 2003, federal law prohibits Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

   After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

2. The Prospectus is hereby amended by deleting the text under the heading "SERVICE FEES--Other Information" on page 17 and inserting the following text:

   OTHER PAYMENTS TO THIRD PARTIES

   In addition to paying fees under the Fund's distribution and service plan, the Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

   The Funds' advisor or distributor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds, including affiliates of the advisor. Such payments and compensation are in addition to the service fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings,


SUPS&PK304
   sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Funds' advisor or distributor may also pay cash compensation in the form of finder's fees that vary depending on the Funds and the dollar amount of the shares sold.

   From time to time, the Funds' advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of
   (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                    Munder S&P(R) MidCap Index Equity Fund
                   Munder S&P(R) SmallCap Index Equity Fund
                                Class Y Shares

                        Supplement dated March 4, 2004
                      To Prospectus dated April 30, 2003

1. The Prospectus is hereby amended by deleting the text under the heading "SERVICE FEES" on page 16 and inserting the following text:

   OTHER PAYMENTS TO THIRD PARTIES

   The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

   The Funds' advisor or distributor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds, including affiliates of the advisor. Such payments and compensation are in addition to the service fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Funds' advisor or distributor may also pay cash compensation in the form of finder's fees that vary depending on the Funds and the dollar amount of the shares sold.

   From time to time, the Funds' advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of
   (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

2. The following subsection is added to page S-3 of the Shareholder Guide under the heading "Policies for Purchasing Shares":

   Verification of Identity

   To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:


   SUPS&PY0304

  .  Name;

  .  Date of birth (for individuals);

  . Residential or business street address (although post office boxes are still permitted for mailing); and

  . Social security number, taxpayer identification number, or other identifying number.

   You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

   Effective October 1, 2003, federal law prohibits Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

   After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

               MUNDER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                    MUNDER INSTITUTIONAL MONEY MARKET FUND
                                CLASS K SHARES

                        Supplement dated March 4, 2004
                      To Prospectus dated April 30, 2003

1. The following subsection is added to page 14 of the Prospectus following the paragraph entitled "Policies for Purchasing Shares":

   Verification of Identity

   To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

  .  Name;
  .  Date of birth (for individuals);
  . Residential or business street address (although post office boxes are still permitted for mailing); and
  . Social security number, taxpayer identification number, or other identifying number.

   You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

   Effective October 1, 2003, federal law prohibits Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

   After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

2. The Prospectus is hereby amended by deleting the text under the heading "SERVICE FEES SERVICE FEES--Other Information" on page 15 and inserting the following text:

   OTHER PAYMENTS TO THIRD PARTIES

   In addition to paying fees under the Fund's distribution and service plan, the Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

   The Funds' advisor or distributor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds, including affiliates of the advisor. Such payments and compensation are in addition to the service fees paid by the Funds. These additional cash payments are generally made to

SUPINMMK0304
   intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Funds' advisor or distributor may also pay cash compensation in the form of finder's fees that vary depending on the Funds and the dollar amount of the shares sold.

   From time to time, the Funds' advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of
   (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

               MUNDER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                    MUNDER INSTITUTIONAL MONEY MARKET FUND
                                CLASS Y SHARES

                        Supplement Dated March 4, 2004
                      To Prospectus Dated April 30, 2003

1. The Prospectus is hereby amended by deleting the text under the heading "SERVICE FEES--Other Information" on page 14 and inserting the following text:

   OTHER PAYMENTS TO THIRD PARTIES

   The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

   The Funds' advisor or distributor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds, including affiliates of the advisor. Such payments and compensation are in addition to the service fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Funds' advisor or distributor may also pay cash compensation in the form of finder's fees that vary depending on the Funds and the dollar amount of the shares sold.

   From time to time, the Funds' advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of
   (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

   SUPINMMY0304

2. The following subsection is added to page S-3 of the Shareholder Guide under the heading "Policies for Purchasing Shares":

   Verification of Identity

   To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

  .  Name;

  .  Date of birth (for individuals);

  . Residential or business street address (although post office boxes are still permitted for mailing); and

  . Social security number, taxpayer identification number, or other identifying number.

   You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

   Effective October 1, 2003, federal law prohibits Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

   After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

               THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

               MUNDER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                    MUNDER INSTITUTIONAL MONEY MARKET FUND
                            CLASS Y-2 & Y-3 SHARES

                        Supplement dated March 4, 2004
                      To Prospectus dated April 30, 2003

1. The Prospectus is hereby amended by deleting the text under the heading "SERVICE FEES" and inserting the following text:

   OTHER PAYMENTS TO THIRD PARTIES

   The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

   The Funds' advisor or distributor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds, including affiliates of the advisor. Such payments and compensation are in addition to the service fees paid by the Funds. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Funds' advisor or distributor may also pay cash compensation in the form of finder's fees that vary depending on the Funds and the dollar amount of the shares sold.

   From time to time, the Funds' advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of
   (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

2. The following subsection is added to page S-3 of the Shareholder Guide under the heading "Policies for Purchasing Shares":

   Verification of Identity

   To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, a Fund must obtain the following information for each person that opens a new account:

  .  Name;
  .  Date of birth (for individuals);
  . Residential or business street address (although post office boxes are still permitted for mailing); and
  . Social security number, taxpayer identification number, or other identifying number.

   You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing


SUPINMMY2Y30304
   your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

   Effective October 1, 2003, federal law prohibits Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

   After an account is opened, a Fund may restrict your ability to purchase additional shares until your identity is verified. A Fund also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                          LIQUIDITY MONEY MARKET FUND

                        Supplement Dated March 4, 2004
                     to Prospectuses Dated April 30, 2003

The Prospectus is hereby amended by deleting the text under the heading "DISTRIBUTION AND SERVICE FEES--Other Information" on page 11 and inserting the following text:

   OTHER PAYMENTS TO THIRD PARTIES

   In addition to paying fees under the Fund's distribution and service plan, the Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the advisor (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

   The Fund's advisor or distributor, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the advisor. Such payments and compensation are in addition to Rule 12b-1 fees and service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. The Fund's advisor or distributor may also pay cash compensation in the form of finder's fees that vary depending on the Fund and the dollar amount of the shares sold.

   From time to time, the Fund's advisor or distributor may also pay non-cash compensation to the sales representatives of intermediaries in the form of
   (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPLIQ0304

                                THE MUNDER FUNDS

                         Supplement Dated March 4, 2004
                 To Statement of Additional Information ("SAI")

                             Dated October 31, 2003

1. The disclosure under the heading "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS -- Administrator" which begins on page 47 of the SAI is hereby deleted in its entirety and replaced with the following:

     Administrator. In addition to serving as the Advisor to the Funds, MCM also serves as the administrator ("Administrator") for the Funds, the other series of MST, and @Vantage. Each of the Funds has entered into an Administration Agreement with MCM ("Administration Agreement") that was amended and restated on October 30, 2003 and further amended on February 10, 2004. Pursuant to the Administration Agreement, MCM is responsible for
     (i) general administrative duties associated with the day-to-day operations of the Funds and @Vantage; (ii) monitoring and coordinating the activities of the other service providers of the Funds and @Vantage; (iii) providing fund accounting functions, including overseeing the computation of the net asset value of each Fund and @Vantage; (iv) assisting in the preparation of financial and tax reports; (v) ongoing monitoring and testing of portfolio compliance; and (vi) oversight and review of regulatory affairs and corporate governance. In performing its duties and obligations under the Administration Agreement, MCM shall not be held liable except in the case of its willful misconduct, bad faith or negligence in the performance of such duties and obligations.

     The Administration Agreement permits MCM to enter into an agreement with one or more third parties pursuant to which such third parties may provide sub-administrative services to the Funds. Accordingly, MCM has entered into a sub-administration agreement with State Street Bank and Trust Company ("State Street"), the former administrator to the Funds, to provide certain administrative services to the Funds and @Vantage.

     As compensation for its administrative services, MCM receives an annual fee based upon a percentage of the average daily net assets of the Funds and @Vantage.

2. The following disclosure is hereby added under the heading "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS -- Distribution and Services Arrangements" which begins on page 49 of the SAI:

     Additional Compensation Paid to Intermediaries.

     In addition to paying fees under the Funds' distribution and service plan, the Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents. These additional fees paid by the Funds to intermediaries may take one of two forms: (i) basis point payments on net assets; and/or (ii) fixed dollar amount payments per shareholder account.

     The Funds' Advisor or Distributor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds, including affiliates of the Advisor. Such payments and compensation are in addition to the sales charges (including Rule 12b-1 fees) and service fees paid by the Funds.

     Additional cash payments may be made by the Advisor or Distributor to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or

SUPSAIALL0304
     as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. In addition, while the Fund's Distributor typically pays to intermediaries most of the front-end sales charge applicable to sales of Fund shares by such intermediaries, the Fund's Distributor may, on occasion, pay the entire front-end sales charge to such intermediaries.

     Currently, the Advisor has revenue sharing arrangements with approximately 18 intermediaries. The most significant of these arrangements are with Merrill Lynch, Wachovia Securities LLC (formerly Prudential Securities Inc.) and UBS Financial Services. The Advisor also has revenue sharing arrangements with various of its affiliates including Comerica Bank and Comerica Securities. Revenue sharing payments to financial institutions are usually structured in any of three ways: (i) as a percentage of gross sales; (ii) as a percentage of net assets; and/or (iii) a fixed dollar amount. During the year ended December 31, 2003, the Advisor and/or Distributor accrued and/or paid approximately $500,000 to various unaffiliated entities pursuant to the revenue sharing arrangements applicable to all series of MST, MFFT and @Vantage. The Advisor also paid approximately $8 million pursuant to revenue sharing arrangements with its affiliates applicable to all series of MST, MFFT and @Vantage.

     From time to time, the Funds' service providers, or any of their affiliates, may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

3. The fourth, fifth and sixth paragraphs under the heading "NET ASSET VALUE - All Funds," which begins on page 66 of the SAI, are amended to read in their entirety as follows:

     Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security's principal exchange, except with respect to securities trading on the London Stock Exchange. Less actively-traded securities trading on the London Stock Exchange, generally referred to as "Non-SETS" traded securities are valued at the mid-price between the bid and ask prices. All other securities traded on the London Stock Exchange are valued at the last quoted sales price or other closing price determined by the London Stock Exchange. If a security is valued in a currency other than U.S. dollars, the value will be converted to U.S. dollars using the prevailing exchange rate at the close of the London Stock Exchange.

     Notwithstanding the foregoing, if an event has occurred after the relevant foreign market has closed but prior to the calculation of the relevant Fund's net asset value that is likely to materially affect the value of any foreign security held by the Fund (i.e., a "significant event"), the security will be valued by the Funds' Pricing Committee, which is made up of the Advisor's officers and employees as designated from time to time by management of the Advisor, using pricing procedures that have been approved by the Board in order to determine the security's fair value. The procedures require the Funds' Pricing Committee to meet when a security's market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Fund's portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for that Fund. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two voting members of the Pricing Committee are required to approve a valuation determination or procedural change. However, due to the unexpected nature of many day-to-day pricing matters and the limited amount of time available to make a pricing determination, a single member of the Pricing Committee may act on behalf of the full Committee when the other members are not readily available to participate in the determination before the applicable deadline.

     Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to it earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters, and armed conflicts.

     The Board has adopted special procedures for valuing securities held by the Emerging Markets Fund and the International Growth Fund (each an "Overseas Markets Fund") that are traded principally on an overseas market or exchange ("Foreign Security"). On each day on which the net asset value of each Overseas Markets Fund is calculated, if the change in the value of the U.S. equity markets (as represented by the S&P 500(R) Index or another appropriate benchmark) exceeds a specific threshold, each Foreign Security held by an Overseas Markets Fund will be fair valued by using a value determined by an independent pricing agent (based upon changes in the values of certain markets, indices and/or securities) rather than using the last closing price of such Foreign Security on its principal overseas market or exchange. Each of the fair value determinations made by the independent pricing agent is subject to adjustment by the Pricing Committee. The specific threshold for fair valuing Foreign Securities may be revised, from time to time, by the Board as it deems appropriate and necessary. In addition, the Pricing Committee will regularly monitor and review the valuations provided by the pricing agent and will periodically report to the Board on the pricing agent's performance.

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                     Munder S&P(R) MidCap Index Equity Fund

                    Munder S&P(R) SmallCap Index Equity Fund

                         Supplement Dated March 4, 2004

       To Statement of Additional Information ("SAI") Dated April 30, 2003

1. The disclosure under the heading "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS -- Administrator" which begins on page 26 of the SAI is hereby deleted in its entirety and replaced with the following:

         Administrator. In addition to serving as the Advisor to the Funds, MCM also serves as the administrator ("Administrator") for the Funds, the other series of the Trust, the Predecessor Funds that have not be reorganized into series of the Trust, and @Vantage. Each of the Funds has entered into an Administration Agreement with MCM ("Administration Agreement") that was amended and restated on October 30, 2003 and further amended on February 10, 2004. Pursuant to the Administration Agreement, MCM is responsible for (i) general administrative duties associated with the day-to-day operations of the Funds of the Trust and Predecessor Funds; (ii) monitoring and coordinating the activities of the other service providers of the Trust or Predecessor Funds; (iii) providing fund accounting functions, including overseeing the computation of the net asset value of each Fund or Predecessor Fund;
         (iv) assisting in the preparation of financial and tax reports; (v) ongoing monitoring and testing of portfolio compliance; and (vi) oversight and review of regulatory affairs and corporate governance. In performing its duties and obligations under the Administration Agreement, MCM shall not be held liable except in the case of its willful misconduct, bad faith or negligence in the performance of such duties and obligations.

         The Administration Agreement permits MCM to enter into an agreement with one or more third parties pursuant to which such third parties may provide sub-administrative services to the Funds. Accordingly, MCM has entered into a sub-administration agreement with State Street Bank and Trust Company ("State Street"), the former administrator to the Predecessor Funds, to provide certain administrative services to the Funds of the Trust, the Predecessor Funds and @Vantage.

         As compensation for its administrative services, MCM receives an annual fee based upon a percentage of the average daily net assets of the Funds of the Trust, the Predecessor Funds and @Vantage.

2. The following disclosure is hereby added under the heading "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS -- Distribution and Services Arrangements - Class K Shares" which begins on page 27 of the SAI:

         Additional Compensation Paid to Intermediaries.

         In addition to paying fees under the Funds' Plan, the Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents. These additional fees paid by the Funds to intermediaries may take one of two forms: (i) basis point payments on net assets; and/or (ii) fixed dollar amount payments per shareholder account.

         The Funds' Advisor or Distributor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds, including affiliates of the Advisor. Such payments and compensation are in addition to the service fees paid by the Funds.

SUPSAIINDEX0304

     Additional cash payments may be made by the Advisor or Distributor to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

     Currently, the Advisor has revenue sharing arrangements with approximately 18 intermediaries. The most significant of these arrangements are with Merrill Lynch, Wachovia Securities LLC (formerly Prudential Securities Inc.) and UBS Financial Services. The Advisor also has revenue sharing arrangements with various of its affiliates including Comerica Bank and Comerica Securities. Revenue sharing payments to financial institutions are usually structured in any of three ways: (i) as a percentage of gross sales; (ii) as a percentage of net assets; and/or (iii) a fixed dollar amount. During the year ended December 31, 2003, the Advisor and/or Distributor accrued and/or paid approximately $500,000 to various unaffiliated entities pursuant to the revenue sharing arrangements applicable to all series of the Trust, the Predecessor Funds and @Vantage. The Advisor also paid approximately $8 million pursuant to revenue sharing arrangements with its affiliates applicable to all series of the Trust, the Predecessor Funds and @Vantage.

     From time to time, the Funds' service providers, or any of their affiliates, may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

3. The disclosure under the heading, "NET ASSET VALUE" which begins on page 33 is amended to read in its entirety as follows:

     Equity securities traded on a national securities exchange, except for securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market, are valued at the last sale price. If there were no sales of such securities on the date of valuation but where closing bid and asked prices for such day are available, then such securities will be valued at the mean between the most recently quoted bid and asked prices. Equity securities traded in the Nasdaq National Market or the Nasdaq SmallCap Market are valued at the Nasdaq Official Closing Price ("NOCP"), unless the NOCP is not available, in which case the value will be the Consolidated Closing Price ("CCP") reported by Nasdaq. The NOCP will be calculated at 4:00:02 p.m. Eastern time on each business day as follows: (i) if the last traded price of a listed security reported by a Nasdaq member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, then the NOCP will be the last bid price (if higher) or the last ask price (if lower). Equity securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the evaluated bid prices.

     In the event that market quotations, as described above, are not readily available for any security, the security may be valued using pricing services or broker-dealer quotations. Each of the Funds may employ pricing services selected by the Advisor, and approved by the Board, which may use generally accepted pricing methodologies. This may result in the securities being valued at a price different from the price that would have been determined had the pricing service not been used. If a pricing service cannot provide a valuation for the security, the security may be valued by using quotations from a broker-dealer selected by the Advisor.

     In certain instances, the Funds may be unable to obtain a current market value for a security by (i) using readily available market quotations, (ii) using pricing services, or (iii) obtaining broker-dealer quotations. In such circumstances, the security may be valued using the last reported market quotation, if using such market quotation will not materially affect the Fund's net asset value.

     Where no last sales price is available for a Depositary Receipt (defined to include an ADR, GDR, EDR or NYR) on the exchange or market where it is principally traded, the Depositary Receipt will be valued at the closing sales price of its underlying security on the security's principal foreign exchange, multiplied by the relevant exchange rate and the conversion rate of the Depositary Receipt to one share of its underlying security. If a Depositary Receipt cannot be valued pursuant to the preceding sentence, then the Depositary Receipt will be valued at the mean between the most recently quoted bid and asked prices of its underlying security on the valuation date, multiplied by (i) the relevant exchange rate and (ii) the conversion rate of the Depositary Receipt to one share of its underlying security.

     Securities which are principally traded outside of the U.S. are valued at the last quoted sales price on the security's principal exchange, except with respect to securities trading on the London Stock Exchange. Less actively-traded securities trading on the London Stock Exchange, generally referred to as "Non-SETS" traded securities are valued at the mid-price between the bid and ask prices. All other securities traded on the London Stock Exchange are valued at the last quoted sales price or other closing price determined by the London Stock Exchange. If a security is valued in a currency other than U.S. dollars, the value will be converted to U.S. dollars using the prevailing exchange rate at the close of the London Stock Exchange.

     Notwithstanding the foregoing, if an event has occurred after the relevant foreign market has closed but prior to the calculation of the relevant Fund's net asset value that is likely to materially affect the value of any foreign security held by the Fund (i.e., a "significant event"), the security will be valued by the Funds' Pricing Committee, which is made up of the Advisor's officers and employees as designated from time to time by management of the Advisor, using pricing procedures that have been approved by the Board in order to determine the security's fair value. The procedures require the Funds' Pricing Committee to meet when a security's market price is not readily available. In order to guard against any conflict of interest with respect to pricing determinations, members of an affected Fund's portfolio management team will not serve on the Pricing Committee in a voting capacity with respect to any pricing determination for that Fund. The Pricing Committee provides a forum for considering time-sensitive valuation issues, including those relating to market closures, changes in illiquid security values and other events that may have a potentially material impact on security values. The Pricing Committee will review all the valuation methodologies used by it and will take any actions necessary to ensure that appropriate procedures and internal controls are in place to address valuation issues. Generally, two voting members of the Pricing Committee are required to approve a valuation determination or procedural change. However, due to the unexpected nature of many day-to-day pricing matters and the limited amount of time available to make a pricing determination, a single member of the Pricing Committee may act on behalf of the full Committee when the other members are not readily available to participate in the determination before the applicable deadline.

     Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters, and armed conflicts.

     In addition to fair valuations made by the Funds' Pricing Committee with respect to significant events, restricted and illiquid securities (including venture capital investments) and securities and assets for which a current market price is not readily available will be valued by the Funds' Pricing Committee at their fair value pursuant to pricing procedures adopted by the Funds' Board.

     Minutes of all Pricing Committee meetings are reviewed by the Advisor and provided to the Board at its next regularly scheduled Board meeting. The Pricing Committee, in its discretion, may request the Board's input on any particular issue.

4. The following is hereby added after the sixth paragraph under the heading "TAXES-- General" which begins on page 36 of the SAI:


     Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which Funds invest do not pay significant dividends on their stock, the Funds will not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

     In addition, the last paragraph under the heading "TAXES -- General" which begins on page 36 of the SAI is hereby deleted and replaced with the following:

     Each Fund will be required in certain cases to withhold and remit to the United States Treasury 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder
     (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                MUNDER INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                     MUNDER INSTITUTIONAL MONEY MARKET FUND

                         Supplement Dated March 4, 2004
       To Statement of Additional Information ("SAI") Dated April 30, 2003

1. The disclosure under the heading "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS -- Administrator" which begins on page 26 of the SAI is hereby deleted in its entirety and replaced with the following:

     Administrator. In addition to serving as the Advisor to the Funds, MCM also serves as the administrator ("Administrator") for the Funds, the other series of the Trust, the Predecessor Funds that have not be reorganized into series of the Trust, and @Vantage. Each of the Funds has entered into an Administration Agreement with MCM ("Administration Agreement") that was most amended and restated on October 30, 2003 and further amended on February 10, 2004. Pursuant to the Administration Agreement, MCM is responsible for (i) general administrative duties associated with the day-to-day operations of the Funds of the Trust and Predecessor Funds; (ii) monitoring and coordinating the activities of the other service providers of the Trust or Predecessor Funds; (iii) providing fund accounting functions, including overseeing the computation of the net asset value of each Fund or Predecessor Fund; (iv) assisting in the preparation of financial and tax reports; (v) ongoing monitoring and testing of portfolio compliance; and (vi) oversight and review of regulatory affairs and corporate governance. In performing its duties and obligations under the Administration Agreement, MCM shall not be held liable except in the case of its willful misconduct, bad faith or negligence in the performance of such duties and obligations.

     The Administration Agreement permits MCM to enter into an agreement with one or more third parties pursuant to which such third parties may provide sub-administrative services to the Funds. Accordingly, MCM has entered into a sub-administration agreement with State Street Bank and Trust Company ("State Street"), the former administrator to the Predecessor Funds, to provide certain administrative services to the Funds of the Trust, the Predecessor Funds and @Vantage.

     As compensation for its administrative services, MCM receives an annual fee based upon a percentage of the average daily net assets of the Funds of the Trust, the Predecessor Funds and @Vantage.

2. The following disclosure is hereby added under the heading "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS -- Distribution and Services Arrangements - Class K, Preferred (Y-2) and Investor (Y-3) Shares" which begins on page 27 of the SAI:

     Additional Compensation Paid to Intermediaries.

     In addition to paying fees under the Funds' Plan, the Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents. These additional fees paid by the Funds to intermediaries may take one of two forms: (i) basis point payments on net assets; and/or (ii) fixed dollar amount payments per shareholder account.

     The Funds' Advisor or Distributor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds, including affiliates of the Advisor. Such payments and compensation are in addition to the Rule 12b-1 fees and service fees paid by the Funds.

     Additional cash payments may be made by the Advisor or Distributor to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

     Currently, the Advisor has revenue sharing arrangements with approximately 18 intermediaries. The most significant of these arrangements are with Merrill Lynch, Wachovia Securities LLC (formerly Prudential Securities Inc.) and UBS Financial Services. The Advisor also has revenue sharing arrangements with various of its affiliates including Comerica Bank and Comerica Securities. Revenue sharing payments to financial institutions are usually structured in any of three ways: (i) as a percentage of gross sales; (ii) as a percentage of net assets; and/or (iii) a fixed dollar amount. During the year ended December 31, 2003, the Advisor and/or Distributor accrued and/or paid approximately $500,000 to various unaffiliated entities pursuant to the revenue sharing arrangements applicable to all series of the Trust, the Predecessor Funds and @Vantage. The Advisor also paid approximately $8 million pursuant to revenue sharing arrangements with its affiliates applicable to all series of the Trust, the Predecessor Funds and @Vantage.

     From time to time, the Funds' service providers, or any of their affiliates, may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

3. The following is hereby added after the sixth paragraph of the section entitled TAXES-General which begins on page 36 of the Statement of Additional Information:

     Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which Funds invest do not pay significant dividends on their stock, the Funds will not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

     In addition, the last paragraph of the section entitled TAXES-General which begins on page 36 of the Statement of Additional Information is hereby deleted and replaced with the following:

     Each Fund will be required in certain cases to withhold and remit to the United States Treasury 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder
     (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                THIS SUPPLEMENT SUPERSEDES ALL PRIOR SUPPLEMENTS

                           Liquidity Money Market Fund

                         Supplement Dated March 4, 2004
       To Statement of Additional Information ("SAI") Dated April 30, 2003

1. The disclosure under the heading "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS -- Administrator" which begins on page 25 of the SAI is hereby deleted in its entirety and replaced with the following:

     Administrator. In addition to serving as the Advisor to the Fund, MCM also serves as the administrator ("Administrator") for the Fund, the other series of the Trust, the Predecessor Funds that have not be reorganized into series of the Trust, and @Vantage. The Fund has entered into an Administration Agreement with MCM ("Administration Agreement") that was most amended and restated on October 30, 2003 and further amended on February 10, 2004. Pursuant to the Administration Agreement, MCM is responsible for (i) general administrative duties associated with the day-to-day operations of the Funds of the Trust, the Predecessor Funds and @Vantage; (ii) monitoring and coordinating the activities of the other service providers of the Trust, the Predecessor Funds and @Vantage; (iii) providing fund accounting functions, including overseeing the computation of the net asset value of each Fund, Predecessor Fund and @Vantage; (iv) assisting in the preparation of financial and tax reports; (v) ongoing monitoring and testing of portfolio compliance; and (vi) oversight and review of regulatory affairs and corporate governance. In performing its duties and obligations under the Administration Agreement, MCM shall not be held liable except in the case of its willful misconduct, bad faith or negligence in the performance of such duties and obligations.

     The Administration Agreement permits MCM to enter into an agreement with one or more third parties pursuant to which such third parties may provide sub-administrative services to the Fund. Accordingly, MCM has entered into a sub-administration agreement with State Street Bank and Trust Company ("State Street"), the former administrator to the Predecessor Funds, to provide certain administrative services to the Funds of the Trust, the Predecessor Funds and @Vantage.

     As compensation for its administrative services, MCM receives an annual fee based upon a percentage of the average daily net assets of the Funds of the Trust, the Predecessor Funds and @Vantage.

2. The following disclosure is hereby added under the heading "INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS -- Distribution and Services Arrangements" which begins on page 26 of the SAI:

     Additional Compensation Paid to Intermediaries.

     In addition to paying fees under the Fund's Plan, the Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor (such as Comerica Bank or Comerica Securities, Inc.), for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents. These additional fees paid by the Fund to intermediaries may take one of two forms: (i) basis point payments on net assets; and/or (ii) fixed dollar amount payments per shareholder account.

     The Fund's Advisor or Distributor, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund, including affiliates of the Advisor. Such payments and compensation are in addition to the Rule 12b-1 fees and service fees paid by the Fund.

     Additional cash payments may be made by the Advisor or Distributor to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders.

     Currently, the Advisor has revenue sharing arrangements with approximately 18 intermediaries. The most significant of these arrangements are with Merrill Lynch, Wachovia Securities LLC (formerly Prudential Securities Inc.) and UBS Financial Services. The Advisor also has revenue sharing arrangements with various of its affiliates including Comerica Bank and Comerica Securities. Revenue sharing payments to financial institutions are usually structured in any of three ways: (i) as a percentage of gross sales; (ii) as a percentage of net assets; and/or (iii) a fixed dollar amount. During the year ended December 31, 2003, the Advisor and/or Distributor accrued and/or paid approximately $500,000 to various unaffiliated entities pursuant to the revenue sharing arrangements applicable to all series of the Trust, the Predecessor Funds and @Vantage. The Advisor also paid approximately $8 million pursuant to revenue sharing arrangements with its affiliates applicable to all series of the Trust, the Predecessor Funds and @Vantage.

     From time to time, the Fund's service providers, or any of its affiliates, may also pay non-cash compensation to the sales representatives of intermediaries in the form of (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of intermediaries.

3. The following is hereby added after the sixth paragraph of the section entitled TAXES-General which begins on page 33 of the Statement of Additional Information:

     Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales on or after May 6, 2003 and on certain qualifying dividend income. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from Funds investing in bonds and other debt instruments will not generally qualify for the lower rates. Further, because many companies in which Funds invest do not pay significant dividends on their stock, the Funds will not generally derive significant amounts of qualifying dividend income that would be eligible for the lower rate on qualifying dividends.

     In addition, the last paragraph of the section entitled TAXES-General which begins on page 36 of the Statement of Additional Information is hereby deleted and replaced with the following:

     The Fund will be required in certain cases to withhold and remit to the United States Treasury 28% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder
     (i) who has provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify that he or she is not subject to backup withholding or that he or she is an "exempt recipient."

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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